FINANCE LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Finance Lease Obligations
Schedule of Finance Lease Obligations

	December 31, 2017	December 31, 2016	January 1, 2016

Not later than one year	$1,203,882	$1,527,031	$1,416,795
Later than one year and not later than five years	1,295,661	1,482,284	1,780,423
Less: Future interest charges	(150,393)	(197,641)	(219,414)
Present value of lease payments	2,349,150	2,811,674	2,977,804
Less: Current portion	(1,116,377)	(1,434,741)	(1,311,956)
Non-current portion	$1,232,773	$1,376,933	$1,665,848